SHARE CAPITAL	12 Months Ended
Dec. 31, 2021
SHARE CAPITAL
SHARE CAPITAL

17      SHARE CAPITAL

As of  December 31, 2020 and December 31, 2021, all issued shares were registered and fully paid. Both A shares and H shares rank pari passu with each other.

The number of the Company’s authorised and issued ordinary shares was 17,022,672,951 at par value of RMB1.00 per share as of December 31, 2021.

	December 31,	December 31,
	2021	2020
Listed A shares	13,078,707	13,078,707
Listed H shares	3,943,966	3,943,966
	17,022,673	17,022,673